Note 38 - Structured Entities - Parenthetical Information (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Structured Entities [Abstract]
Notional value of liquidity facilities and guarantees provided to consolidated funds	€ 1,804	€ 2,957
Notional related to positive replacement values of derivatives to unconsolidated structured entities	135,786	371,714
Notional related to negative replacement values of derivatives to unconsolidated structured entities	505,639	1,310,721
Notional related to off balance sheet commitments to unconsolidated structured entities	16,396	16,915
Total trading assets	13,964	17,587
Of which: [Abstract]
Securitizations	4,371	4,567
Funds structured entities	5,361	9,297
Loans consisting of investments in securitization tranches and financing to Third party funding entities	90,460	76,469
Other assets primarily consisting of prime brokerage receivables and cash margin balances	22,089	11,203
Gross revenues from sponsored entities where the Group did not hold an interest	145	(220)
Aggregated carrying amounts of assets transferred to sponsored unconsolidated structured entities for securitization	345	4,100
Aggregated carrying amounts of assets transferred to sponsored unconsolidated structured entities for repackaging and investment entities	2,194	2,369
Reconciliation to total balance sheet	1,298,000	1,348,000
Total size of structured entities	2,091,000	3,318,000
Of which: Fro Funds	€ 1,617,000	€ 2,971,000